Commitments - Future acquisition of aircraft (Details) R$ in Millions	Dec. 31, 2017 BRL (R$) aircraft	Dec. 31, 2016 BRL (R$) aircraft
Commitments
Purchase commitments for acquisition of aircraft, number | aircraft	73	73
Commitments for the acquisition of aircraft on future payments	R$ 15,473.8	R$ 15,245.0
1 to 5 years
Commitments
Commitments for the acquisition of aircraft on future payments	11,769.2	8,937.3
Later than five years
Commitments
Commitments for the acquisition of aircraft on future payments	R$ 3,704.6	R$ 6,307.7